As filed with the Securities and Exchange Commission on March 1, 2002

                                                             File Nos. 33-13179
                                                                       811-05099


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. ___          /   /
                                                                     ---
                           Post-Effective Amendment No. 23           / X /
                                                                     ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 24                          / X /
                                                                     ---
                        (Check appropriate box or boxes)

                           PIONEER MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
          X  on May 1, 2002 pursuant to paragraph (a)(1)
         ---
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 [PIONEER LOGO]




  PIONEER
  CASH RESERVES FUND

                                           CLASS A, CLASS B AND CLASS C SHARES
                                                       Prospectus, May 1, 2002

























                                    CONTENTS


                                    Basic information about the fund          X
                                    Management                                X
                                    Buying, exchanging and selling shares     X
                                    Dividends, capital gains and taxes        X
                                    Financial highlights                      X

                                    Neither the Securities and
                                    Exchange Commission nor any
                                    state securities agency has
                                    approved the fund's shares or
                                    determined whether this
                                    prospectus is accurate or
                                    complete. Any representation
                                    to the contrary is a crime.
1

[text box]
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[end text box]

[text box]
CONTACT YOUR INVESTMENT PROFESSIONAL TO DISCUSS HOW THE FUND FITS INTO YOUR PORTFOLIO.
[end text box]

2
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BASIC INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities, including those issued by:

|X|      U.S. and foreign banks
|X|      Corporate issuers
|X|      The U.S. government and its agencies and instrumentalities
|X|      Foreign governments
|X|      Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

The fund invests in U.S. government obligations and money market securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will promptly reassess whether the downgraded security presents minimal credit risk to the fund.


The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund's investments may have fixed, floating or variable interest rates.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.
3

[text box: magnifier icon]
MONEY MARKET SECURITIES
Money market securities include:

|X| Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
|X|      Corporate debt securities, including commercial paper
|X|      Obligations of U.S. and foreign banks
|X|      Repurchase agreements
|X|      Mortgage and asset-backed securities
|X|      Securities issued by foreign governmental and corporate issuers
|X|      Municipal obligations


[end text box]

PRINCIPAL RISKS OF INVESTING IN THE FUND
Even though the fund seeks to maintain a $1 share price, you could lose money on your investment or the fund could fail to generate high current income if:

|X| Interest rates go up, causing the value of the fund's investments to decline |X| The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
|X| Pioneer's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect


Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

|X|      Inadequate financial information
|X|      Smaller, less liquid and more volatile markets
|X|      Political and economic upheavals


4
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THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.


The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.
-----------------------------------------------------------------------


FUND PERFORMANCE

The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B and Class C shares have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.


THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.45% (9/30/00 TO 12/31/00) THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.45% (9/30/01 TO 12/31/01)


ANNUAL RETURN CLASS A SHARES
(Year ended December 31)


'92      3.06
'93      2.46
'94      3.57
'95      5.17
'96      4.65
'97      4.78
'98      4.84
'99      4.23
'00      5.53
'01      3.32
-----------------------------------------------------------------------


-----------------------------------------------------------------------


COMPARISON WITH THE 90-DAY TREASURY BILL


The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the 90-day Treasury bill. The fund's 7-day yield for the period December 25 to December 31, 2001 was:
     Class A - 1.57%
     Class B - 0.29%
     Class C - 0.28%


Please contact Pioneer at 1-800-225-6292 to obtain the fund's current 7-day yield. The table: o Reflects sales charges applicable to the class o Assumes that you sell your shares at the end of the period o Assumes that you reinvest all of your dividends and distributions
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AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)




                                                  SINCE      INCEPTION
             1 YEAR       5 YEARS     10 YEARS INCEPTION       DATE
-------------------------------------------------------------------------------


Class A     3.32          4.54         4.16       5.08         6/22/87
......................................................................
Class B    -1.55          3.48          N/A       3.76         3/31/95
.....................................................................

Class C     1.34          3.45           N/A      3.48         1/31/96
....................................................................

90-day
Treasury bill 3.43       4.83            4.58     5.32*             --
-------------------------------------------------------------------------------
* Reflects the return of the 90-day Treasury bill since the inception of Class A shares. The return of the 90-day Treasury bill since the inception of Class B shares is 4.96% and since the inception of Class C shares is 4.88%.


FEES AND EXPENSES These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.


SHAREOWNER FEES
PAID DIRECTLY FROM YOUR
INVESTMENT                       CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------

Maximum sales charge (load)
when you buy shares
as a percentage of
offering price
                                  None      None      1%
.....................................................................
Maximum deferred sales
charge (load) as a
percentage of offering
price or the
amount you receive when
you sell shares,
whichever is
less
                                  None      4%       1%
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ANNUAL FUND OPERATING EXPENSES PAID FROM THE ASSETS OF THE FUND
as a percentage of average
daily net assets
                                  CLASS A   CLASS B   CLASS C
----------------------------------------------------------------------

Management Fee(1)                  0.40%     0.40%     0.40%
........................................................................
Distribution and Service
(12b-1) Fee                        0.15%     1.00%     1.00%
........................................................................
Other Expenses                     0.39%     0.39%     0.51%
........................................................................
Total Annual Fund Operating
Expenses(1)                        0.94%      1.79%    1.91%

1 Effective January 8, 2002, Pioneer has agreed not to impose 0.10% of the management fee shown in the table. Giving effect to this fee limitation, the total annual fund operating expenses (as a percentage of the fund's average daily net assets) would be 0.84%, 1.69% and 1.81% for Class A, Class B and Class C shares, respectively. This expense limitation policy is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.


EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:



                  IF YOU SELL YOUR SHARES        IF YOU DO NOT SELL YOUR SHARES

--------------------------------------------------------------------------------

                          NUMBER OF YEARS YOU OWN YOUR SHARES

-------------------------------------------------------------------------------
              1     3        5        10           1      3     5       10
-------------------------------------------------------------------------------
Class A     $ 96  $ 300    $520     $1,155        $96    $ 300   $520  $1,155
................................................................................
Class B     582     863   1,170      1,881       182       563    970   1,881
..................................................................   ...........
Class C     391     694      1,121   2,310       292      694    1,121   2,310
-------------------------------------------------------------------------------

MANAGEMENT

PIONEER, THE FUND'S INVESTMENT ADVISER, selects the fund's investments and oversees the fund's operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately $99 billion worldwide, including over $19 billion in assets under management by Pioneer.


INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston,
Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.


PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.40% of the fund's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTOR AND TRANSFER AGENT
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Ivestment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

BUYING, EXCHANGING AND
SELLING SHARES

NET ASSET VALUE

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

The fund generally values its portfolio securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security.


You buy or sell shares at the share price. When you buy Class A or Class B shares, you do not pay an initial sales charge. When you buy Class C shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.


CHOOSING A CLASS OF SHARES

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider
include:
|X|      How long you expect to own the shares
|X|      The expenses paid by each class
|X|      Whether you qualify for any reduction or waiver of sales charges

Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

DISTRIBUTION PLANS
The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

[text box: magnifier icon]
SHARE PRICE
The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge.
[end text box]
9
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COMPARING CLASSES OF SHARES

CLASS A
CLASS B
CLASS C

WHY YOU MIGHT PREFER EACH CLASS
You may prefer Class A shares if you do not want to pay an initial or contingent deferred sales charge when you buy your fund shares.

You may prefer Class B shares if you do not want to pay an initial sales charge, or if you plan to hold your investment for at least six years. Class B shares are not recommended if you are investing $250,000 or more.


You may prefer Class C shares if you qualify for a waiver of the initial sales charge and you would rather pay higher annual expenses over time.


INITIAL SALES CHARGE
None, but you may pay a sales charge if you exchange your shares for the Class A shares of another Pioneer mutual fund.

None


1% of the offering price, which is waived for certain investors. At the time of purchase, your investment firm receives a commission from the distributor of up to 2%.


CONTINGENT DEFERRED SALES CHARGES
None.

Up to 4% is charged if you sell your shares. The charge is reduced over time and not charged after six years. Your investment firm may receive a commission from the distributor at the time of your purchase of up to 4%.

A 1% charge if you sell your shares within one year of purchase.

DISTRIBUTION AND SERVICE FEES Up to 0.15% of average daily net assets.

Up to 1% of average daily net assets.

Up to 1% of average daily net assets.

ANNUAL EXPENSES (INCLUDING DISTRIBUTION AND SERVICE FEES)
Lower than Class B or Class C.

Higher than Class A shares; Class B shares convert to Class A shares after eight years.

Higher than Class A shares; Class C shares do not convert to any other class of shares. You continue to pay higher annual expenses.

EXCHANGE PRIVILEGE
Class A shares of other Pioneer mutual funds.

Class B shares of other Pioneer mutual funds.

Class C shares of other Pioneer mutual funds.

SALES CHARGES: CLASS B SHARES

You buy Class B shares at net asset value per share without paying an initial sales charge. However, if you sell your Class B shares within six years of purchase, you will pay the distributor a contingent deferred sales charge. The contingent deferred sales charge decreases as the number of years since your purchase increases.

CONTINGENT DEFERRED SALES
CHARGE
---------------------------------------------
ON SHARES SOLD AS A % OF BEFORE THE DOLLAR AMOUNT SUBJECT END OF YEAR TO THE SALES CHARGE
---------------------------------------------
1                                           4
..............................................
2                                           4
..............................................
3                                           3
..............................................
4                                           3
..............................................
5                                           2
..............................................
6                                           1
..............................................
7+                                        -0-
---------------------------------------------


CONVERSION TO CLASS A SHARES Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:
|X| Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares at the same time as shares on which the dividend or distribution was paid
|X| Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares

Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.

[text box]
PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class B shares so that you pay the lowest possible CDSC. |X| The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less
|X|  You do not pay a CDSC on reinvested dividends or distributions
|X| In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest
|X| You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
[end text box]

[text box: magnifier icon]
CONTINGENT DEFERRED SALES CHARGE
A sales charge that may be deducted from your sale proceeds.
[end text box]
11
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SALES CHARGES: CLASS C SHARES


You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will also pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.


[text box]
PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible CDSC.

|X| The CDSC is calculated on the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less

|X|  You do not pay a  CDSC on reinvested dividends or distributions
|X| In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently
|X| You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
[end text box]


[text box: magnifier icon] CLASS C SALES CHARGES You may pay a combination of initial and contingent deferred sales charges in connection with Class C shares.

[end text box]


INITIAL CLASS C SALES CHARGE WAIVERS
You may purchase Class C shares at net
asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE
TO:
|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;
|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;
|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 401 and 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);
|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

12
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WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGES (CDSC)

CLASS B AND CLASS C SHARES The distributor may waive or reduce the CDSC for Class B or Class C shares if:
|X| The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;
|X| You become disabled (within the meaning of Section 72 of the Internal Revenue Code) after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;
|X| The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);
|X| The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and one of the following applies:
     - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);
     - It is a required minimum distribution due to the attainment of age 70 1/2, in which case the distribution amount may exceed 10% (based solely on total plan assets held in Pioneer mutual funds);
     - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held;
     - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);
|X| The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is: - A return of excess employee deferrals
         or contributions;
     - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;
     - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;
     - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);
|X| The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;
|X| The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

OPENING YOUR ACCOUNT

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

ACCOUNT OPTIONS
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 9014
Boston, Massachusetts
02205-9014
Telephone 1-800-225-6292

TELEPHONE TRANSACTION PRIVILEGES
If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.


ONLINE TRANSACTION PRIVILEGES
If your account is
registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
|X| For new accounts, complete the online section of the account application |X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on WWW.PIONEERFUNDS.COM
     --------------------

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.


[text box: telephone icon]
BY PHONE
If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open. You may use FactFoneSM at any time.
[end text box]
14

GENERAL RULES ON BUYING, EXCHANGING AND SELLING YOUR FUND SHARES


SHARE PRICE
If you place an order with your investment firm before the New York
Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the next close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.


BUYING

You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

MINIMUM INVESTMENT AMOUNTS

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.

[text box]
RETIREMENT PLAN ACCOUNTS

You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
[end text box]

[text box: questionmark
icon]
Consult your investment professional to learn more about buying, exchanging or selling fund shares.
[end text box]

EXCHANGING
You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares (except Class A shares purchased directly) at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. When you exchange Class A fund shares you acquired by investing directly in the fund, these shares will be subject any applicable initial or contingent deferred sales charge of the fund into which you are exchanging. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.
15

SELLING
Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[text box]
GOOD ORDER MEANS THAT:
|X|  You have provided adequate instructions
|X|  There are no outstanding claims against your account
|X|  There are no transaction limitations on your account
|X| If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
|X|  Your request includes a signature guarantee if you:
     -   Are selling over $100,000 or exchanging over $500,000 worth of shares
     -   Changed your account registration or address within the last 30 days
     - Instruct the transfer agent to mail the check to an address different from the one on your account
     -   Want the check paid to someone other than the account owner(s)
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
[end text box]

[text box: capital icon]
You may have to pay income
taxes on a sale or an
exchange.
[end text box]

CHECKWRITING PRIVILEGE
You may write a check to sell your shares, if you have established the checkwriting privilege. You may write a check for as little as $500 or as much as $250,000.

To establish the checkwriting privilege, complete a checkwriting form. The fund will then establish a checking account for you with The First National Bank of Omaha. About two weeks after you request checkwriting, the Bank will send your personalized checks to you.

Each time you write a check, the check will be presented to the Bank for payment. The Bank will instruct the fund to sell a sufficient number of shares to cover the amount of your check. The fund will sell shares in payment of a check at the net asset value next calculated after your check is presented to the Bank. You will receive any daily dividends declared on your shares until the day a check clears. You may not write a check to close your account because the value of your shares changes each day.

Your checking account with the Bank is subject to the Bank's rules and regulations governing checking accounts. If you do not have enough shares in your fund account to cover the amount of a check when the check is presented to the Bank for payment, the Bank will return your check to the presenter without making payment.

The checkwriting privilege is not available to accounts subject to backup withholding. The checkwriting privilege is generally not available to retirement plan accounts.

BUYING SHARES
EXCHANGING SHARES


THROUGH YOUR INVESTMENT FIRM
Normally, your investment firm will send your purchase request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. Your investment firm may receive a commission from the distributor for your purchase of fund shares. The distributor or its affiliates may pay additional compensation, out of their own assets, to certain investment firms or their affiliates based on objective criteria established by the distributor.

Normally, your investment firm will send your exchange request to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.


BY PHONE OR ONLINE YOU CAN USE THE TELEPHONE OR ONLINE PURCHASE PRIVILEGE
IF you
have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:

|X|  You established your bank account of record at least 30 days ago
|X|  Your bank information has not changed for at least 30 days
|X| You are not purchasing more than $25,000 worth of shares per account per day
|X|  You can provide the proper account identification information


When you request a
telephone or online
purchase, the transfer
agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

After you establish an eligible fund account, YOU CAN EXCHANGE FUND SHARES BY PHONE OR ONLINE IF:
|X| You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

|X| The fund into which you are exchanging offers the same class of shares |X| You are not exchanging more than $500,000 worth of shares per account per day
|X|  You can provide the proper account identification information

IN WRITING, BY MAIL OR BY FAX
You can purchase fund shares for an existing fund account by MAILING A CHECK TO THE TRANSFER AGENT. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

You can exchange fund shares by MAILING OR FAXING A LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:
|X|  The name, social security number and signature of all registered owners
|X| A signature guarantee for each registered owner if the amount of the exchange is more than $500,000
|X| The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
|X|  The class of shares you are exchanging
|X|  The dollar amount or number of shares you are exchanging

SELLING SHARES

Normally, your investment firm will send your request to sell shares to the fund's transfer agent. CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.


IF YOU HAVE AN ELIGIBLE NON-RETIREMENT ACCOUNT, YOU MAY SELL UP TO $100,000 PER ACCOUNT PER DAY BY PHONE OR ONLINE. You may sell fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.


You may receive your sale proceeds:

|X| By check, provided the check is made payable exactly as your account is registered
|X| By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

You can sell some or all of your fund shares by WRITING DIRECTLY TO THE FUND only if your account is registered in your name. Include in your request your name, your social security number, the fund's name, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.
The transfer agent will not process your request until it is received in good order.
You may sell up to $100,000 per account per day by fax.


[text box]
HOW TO CONTACT US

BY PHONE
[telephone icon] For information or to request a telephone transaction between 8:00 a.m. and 9:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-800-225-6292 To request a transaction using FactFoneSM call 1-800-225-4321 Telecommunications Device for the Deaf (TDD) 1-800-225-1997

BY MAIL [envelope icon] Send your written instructions to:
PIONEER INVESTMENT
MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 9014
Boston, Massachusetts
02205-9014

BY FAX [fax icon] Fax your exchange and sale requests to:
1-800-225-4240
[end text box]


[text box
EXCHANGE PRIVILEGE
You may make up to four exchange redemptions of $25,000 or more per account per calendar year. See "Shareowner account policies."

EXCESSIVE TRADING
The fund discourages excessive and/or short-term trading practices, such as market timing, that may disrupt portfolio management strategies and harm fund performance. These practices consist of:
|X|  selling shares purchased within the preceding 90 days;
|X| two or more purchases and redemptions in any 90-day period; or |X| any other series of transactions indicative of a timing pattern.

If we identify an account that engages in such activity, the fund and the distributor reserve the right to refuse or restrict any purchase order (including exchanges) for that account and other accounts under common ownership or control.

end text box]

ACCOUNT OPTIONS
See the account application form for more details on each of the following options.

AUTOMATIC INVESTMENT PLANS
You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

AUTOMATIC EXCHANGES
You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:
|X|  You must select exchanges on a monthly or quarterly basis
|X| Both the originating and receiving accounts must have identical registrations
|X|  The originating account must have a minimum balance of

     $5,000
You may have to pay income taxes on an exchange.

DISTRIBUTION OPTIONS
The fund offers two distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in a monthly check.

You may also direct that the dividend checks be paid to another person or to an address other than your address of record. You must provide a signature guarantee if you make this election after you open your account.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

DIRECTED DIVIDENDS
You can invest the
dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer Value Fund). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

SYSTEMATIC WITHDRAWAL PLANS
When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:
|X| Your account must have a total value of at least $10,000 when you establish your plan
|X|  You must request a periodic withdrawal of at least $50
|X| You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

DIRECT DEPOSIT
If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

VOLUNTARY TAX WITHHOLDING
You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
|X|  Your current account information
|X| Prices, returns and yields of all publicly available Pioneer mutual funds |X| Prospectuses for all the Pioneer mutual funds
|X|  A copy of Pioneer's privacy notice


If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.


FACTFONESM 1-800-225-4321
You can use FactFoneSM to:
|X|  Obtain current information on your Pioneer mutual fund accounts
|X| Inquire about the prices and yields of all publicly available Pioneer mutual funds
|X| Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts
|X|  Request account statements

If you plan to use FactFoneSM to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM.

HOUSEHOLD DELIVERY OF FUND DOCUMENTS
With your consent, Pioneer may send a
single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.

CONFIRMATION STATEMENTS
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

TAX INFORMATION
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

TDD 1-800-225-1997 If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New
York Stock Exchange is open.

PRIVACY The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

SHAREOWNER ACCOUNT POLICIES

SIGNATURE GUARANTEES AND OTHER REQUIREMENTS
You are required to obtain a signature guarantee when you are:
|X| Requesting certain types of exchanges or sales of fund shares |X| Redeeming shares for which you hold a share certificate
|X|  Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.


MINIMUM ACCOUNT SIZE
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

TELEPHONE AND WEBSITE ACCESS
You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or reach the fund by telephone, you should communicate with the fund in writing.

SHARE CERTIFICATES
The fund does not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

OTHER POLICIES
The fund and the distributor reserve the right to:
|X| charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
|X| revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right
to:
|X|      suspend

         transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
|X| redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

 [text box: magnifier icon]
You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Except as noted, you may make any number of exchanges of less than $25,000.
[end text box]

DIVIDENDS, CAPITAL GAINS AND TAXES


DIVIDENDS AND CAPITAL GAINS

Each day the fund declares substantially all of its net investment income as a dividend to shareowners of record as of 4:00 p.m. Eastern time. You begin earning dividends on the first business day after the fund is credited with same day fund for your purchase. If your payment is wired to the fund custodian's federal wire address by 4 p.m., you will also receive dividends declared that day.
Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of short-term capital gains in November. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.

TAXES
For U.S. federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 30% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.

[text box: capital icon]
Sales and exchanges may be taxable transactions to shareowners.
[end text box]

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS DECEMBER 31, TABLE HELPS YOU UNDERSTAND the fund's financial performance for the past five years.


Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.


PIONEER CASH RESERVES FUND
CLASS A SHARES

                                                 For the year ended December 31,

                ----------------------------------------------------------------------------------------------------------------
===============================================


                                                     2001            2000             1999            1998             1997

===============================================

Net asset value, beginning of period            $   1.00        $   1.00         $   1.00        $   1.00         $   1.00
                                                --------        --------         --------        --------         --------

Increase (decrease) from investment
operations:
   Net investment income (loss)                 $   0.03        $   0.05         $   0.04        $   0.05         $   0.05

Distributions to shareholders:
   Net investment income                           (0.03)          (0.05)           (0.04)          (0.05)           (0.05)
                                                ---------       ---------        --------        --------         --------

Net asset value, end of period                  $   1.00        $   1.00         $   1.00        $   1.00         $   1.00
                                                ========        ========         ========        ========         ========

Total return*                                       3.29%           5.53%            4.23%           4.84%            4.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net                0.93%           1.02%            1.01%           0.88%            0.94%
assets+
Ratio of net investment income                      2.89%           5.36%            4.11%           4.61%            4.62%
(loss) to average net assets+
Net assets, end of period (in
thousands)                                          $493,871        $242,861         $287,126        $250,318         $209,041

Ratios assuming no waiver of management fees
and assumption of expenses
by Pioneer and no reduction
for fees paid indirectly:
   Net expenses                                     0.94%           1.02%            1.01%           0.88%            0.98%
   Net investment income (loss)                     2.88%           5.36%            4.11%           4.61%            4.58%
Ratios assuming waiver of management fees and
assumption of expenses by
Pioneer and reduction for fees
paid indirectly:
   Net expenses                                     0.89%           0.94%            0.95%           0.77%            0.87%
   Net investment income (loss)                     2.93%           5.44%            4.17%           4.72%            4.69%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.
+        Ratios assuming no reduction for fees paid indirectly.

24


PIONEER CASH RESERVES FUND
CLASS B SHARES





                                                 FOR THE YEAR ENDED DECEMBER 31,
For                                                  2001            2000           1999            1998             1997
Net asset value, beginning of period            $   1.00        $   1.00         $  1.00         $  1.00          $ 1.00
                                                --------        --------         -------         -------          ------

Increase (decrease) from investment
operations:
   Net investment income (loss)                 $   0.02        $  0.05          $  0.03         $  0.04          $  0.04

Distributions to shareholders:
   Net investment income                          (0.02)          (0.05)           (0.03)          (0.04)           (0.04)
                                                --------        --------         -------         -------          -------

Net asset value, end of period                  $   1.00        $  1.00          $  1.00         $  1.00          $  1.00
                                                ========        =======          =======         =======          =======

Total return*                                      2.42%           4.64%            3.36%           3.96%            3.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net
assets+                                            1.79%           1.86%            1.83%           1.67%            1.75%

Ratio of net investment income
(loss) to average net assets+                      2.08%           4.49%            3.33%            3.79%           3.85%

Net assets, end of period (in
thousands)                                         $55,837         $34,693          $67,184          $39,639         $32,477

Ratios assuming no waiver of management fees
by Pioneer and no reduction for
fees paid indirectly
   Net expenses                                    1.79%           1.86%            1.83%           1.67%            1.78%
   Net investment income (loss)                    2.08%           4.49%            3.33%           3.79%            3.82%
Ratios assuming waiver of management fees by
Pioneer and reduction for
fees paid indirectly
   Net expenses                                    1.77%           1.80%            1.81%           1.60%            1.70%
   Net investment income (loss)                    2.10%           4.55%            3.36%           3.86%            3.90%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each year and no sales charges. Total return would be reduced if sales charges were taken into account.
+       Ratios assuming no reduction for fees paid indirectly.

FINANCIAL HIGHLIGHTS



PIONEER CASH RESERVES FUND
CLASS C SHARES



                                                             FOR THE YEAR ENDED DECEMBER 31

                                                 2001         2000            1999              1998           1997
Net asset value, beginning of period

Increase (decrease) from investment
operations:
   Net investment income (loss)               $ 0.02       $  0.04         $  0.03          $  0.04         $ 0.04

Distributions to shareholders:
   Net investment income                      (0.02)         (0.04)          (0.03)           (0.04)         (0.04)
                                              ------       --------        -------          -------         ------
Net asset value, end of period                $1.00        $  1.00         $  1.00          $  1.00         $ 1.00
                                              =====        =======         =======          =======         ======

Total return*                                 2.33%           4.54%           3.34%            4.12%          3.96%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets+  1.90%           2.00%           1.76%             1.66%          1.79%

Ratio of net investment income
(loss) to average net assets+                 2.09%           4.27%            3.41%            3.79%           3.84%



Net assets, end of period (in
thousands)                                    $17,118         $11/195       $16,968            $18,316         $7,537

Ratios assuming no waiver of management
fees by Pioneer and no reduction
for fees paid indirectly:
   Net expenses                               1.91%           2.00%           1.76%            1.66%          1.81%
   Net investment income (loss)               2.08%           4.27%           3.41%            3.79%          3.82%
Ratios assuming waiver of management fees
by Pioneer and reduction for fees
paid indirectly:
   Net expenses                               1.87%           1.87%           1.72%            1.38%          1.62%
   Net investment income (loss)               2.12%           4.40%           3.45%            4.07%          4.01%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+        Ratios assuming no reduction for fees paid indirectly.

26

PIONEER
CASH RESERVES FUND

YOU CAN OBTAIN MORE FREE INFORMATION about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

VISIT OUR WEBSITE
www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-05099)


















PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109
                                                                    [VBL:job#]
WWW.PIONEERFUNDS.COM                       (C) Pioneer Funds Distributor, Inc.

                                                                 [PIONEER LOGO]




  PIONEER
  CASH RESERVES FUND

                                                                 CLASS Y SHARES
                                                        Prospectus, May 1, 2002

























                         CONTENTS



                         Basic information about the fund                     X
                         Management                                           X
                         Buying, exchanging and selling shares                X
                         Dividends, capital gains and taxes                   X
                         Financial highlights                                 X


                         Neither the Securities and
                         Exchange Commission nor any
                         state securities agency has
                         approved the fund's shares or
                         determined whether this
                         prospectus is accurate or
                         complete. Any representation
                         to the contrary is a crime.

[text box]
AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[end text box]

[text box]
CONTACT YOUR INVESTMENT PROFESSIONAL TO DISCUSS HOW THE FUND FITS INTO YOUR PORTFOLIO.
[end text box]
2

BASIC INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities, including those issued by:


|X|      U.S. and foreign banks
|X|      Corporate issuers
|X|      The U.S. government and its agencies and instrumentalities
|X|      Foreign governments
|X|      Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

The fund invests in U.S. government obligations and money market securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or, if unrated, determined to be of equivalent credit quality by Pioneer Investment Management, Inc., the fund's investment adviser. If rating organizations differ in the rating assigned to a security, the fund will only treat the security as having the higher rating if at least two rating organizations assigned that rating. If a rating organization downgrades the quality rating assigned to one or more of the fund's portfolio securities, Pioneer will promptly reassess whether the downgraded security presents minimal credit risk to the fund.


The fund invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund's investments may have fixed, floating or variable interest rates.

In selecting the fund's portfolio, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

[text box: magnifier icon]
MONEY MARKET SECURITIES
Money market securities include:

|X| Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
|X|      Corporate debt securities, including commercial paper
|X|      Obligations of U.S. and foreign banks
|X|      Repurchase agreements
|X|      Mortgage and asset-backed securities
|X|      Securities issued by foreign governmental and corporate issuers
|X|      Municipal obligations


[end text box]

PRINCIPAL RISKS OF INVESTING IN THE FUND
Even though the fund seeks to maintain a $1 share price, you could lose money on your investment or the fund could fail to generate high current income if:

|X| Interest rates go up, causing the value of the fund's investments to decline |X| The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
|X| Pioneer's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect


Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

|X| Inadequate financial information
|X| Smaller, less liquid and more volatile markets
|X| Political and economic upheavals

THE FUND'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.


Class Y shares were first offered on May 1, 2002 and do not have a performance record. The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.
-----------------------------------------------------------------------



FUND PERFORMANCE

The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class Y shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases of Class Y shares.


THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.45% (9/30/00 TO 12/31/00) THE LOWEST CALENDAR QUARTERLY RETURN WAS 0.45% (9/30/01 TO 12/31/01)

ANNUAL RETURN CLASS A SHARES
(Year ended December 31)
'92      3.06
'93      2.46
'94      3.57
'95      5.17
'96      4.65
'97      4.78
'98      4.84
'99      4.23
'00      5.53
'01      3.32

-----------------------------------------------------------------------



COMPARISON WITH THE 90-DAY TREASURY BILL


The table shows the average annual total returns for Class A shares of the fund over time and compares these returns to the returns of the 90-day Treasury bill. The fund's 7-day yield for the period December 25 to December 31, 2001 was:
     Class A - 1.57%
     Class B - 0.29%
     Class C - 0.28%

Please contact Pioneer at 1-888-294-4480 to obtain the fund's current 7-day yield. The table:
     o   Assumes that you sell your shares at the end of the period

o        Assumes that you reinvest all of your dividends and distributions


AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2001)



                                                  SINCE      INCEPTION
               1YEAR       5 YEARS     10 YEARS  INCEPTION       DATE
-------------------------------------------------------------------------------

Class A        3.32          4.54         4.16      5.08         6/22/87
......................................................................
90-day
Treasury Bill  3.43        4.83           4.58      5.32          --
------------------------------------------------------------------------------
4

FEES AND EXPENSES These are the estimated fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.+

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR
INVESTMENT
                                    CLASS Y
---------------------------------------------------------------

Maximum sales charge (load)
when you buy shares                  None
.....................................................................
Maximum deferred sales
charge (load)                        None
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets
                                   CLASS Y
----------------------------------------------------------------------

Management Fee(1)                   0.40%
..............................................
Distribution and Service
(12b-1) Fee                         0.00%
..............................................
Other Expenses                      0.29%
..............................................
Total Annual Fund
Operating Expenses(1)               0.69%

+    Class Y shares were first offered on May 1, 2002.
1 Effective January 8, 2002, Pioneer has agreed not to impose 0.10% of the management fee shown in the table. Giving effect to this fee limitation, the total annual fund operating expenses (as a percentage of the fund's average daily net assets) would be 0.59%. This expense limitation policy is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.


EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:



NUMBER OF YEARS YOU OWN YOUR SHARES

--------------------------------------------------------------
              1         3        5        10
------------------------------------------------------------
Class Y      $ 70    $ 221      $384     $859
................................................................................

MANAGEMENT

PIONEER, THE FUND'S INVESTMENT ADVISER, selects the fund's investments and oversees the fund's operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately $99 billion worldwide, including over $19 billion in assets under management by Pioneer.


INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston,
Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.


PORTFOLIO MANAGER
Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds. The team may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

John A. Carey, the head of portfolio management and a senior vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.40% of the fund's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTOR AND TRANSFER AGENT
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer. 7

BUYING, EXCHANGING AND
SELLING SHARES

NET ASSET VALUE

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).


The fund generally values its portfolio securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. You buy or sell Class Y shares at the share price.


DISTRIBUTION OF CLASS Y SHARES
The distributor incurs the expenses of
distributing the fund's Class Y shares, none of which are reimbursed by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

The distributor or its affiliates may make payments out of their own resources to dealers and other persons who distribute Class Y shares. Such payments may be based upon the value of Class Y shares sold. The distributor may impose conditions on the payment of such fees.

[text box: magnifier icon]
SHARE PRICE
The net asset value per share calculated on the day of your transaction. [end text box]


OPENING YOUR ACCOUNT

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

ACCOUNT OPTIONS
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT
MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 9014
Boston, Massachusetts
02205-9014
Telephone 1-888-294-4480

TELEPHONE TRANSACTION PRIVILEGES
If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.
8

[text box: telephone icon]
BY PHONE
If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
[end text box]

GENERAL RULES ON BUYING, EXCHANGING AND SELLING YOUR FUND SHARES

SHARE PRICE
When you place an order to purchase, exchange or sell Class Y shares it must be received in good order by the transfer agent or by your broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day.

If you place your order through a broker-dealer, you must place the order before the close of regular trading on the New York Stock Exchange and your broker-dealer must submit the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time) for your share price to be determined at the close of regular trading on the date your order is received. Your broker-dealer is responsible for transmitting your order to the distributor. In all other cases except as described below for wire transfers, your share price will be calculated at the next close of the New York Stock Exchange after the distributor receives your order.

BUYING

You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

MINIMUM INVESTMENT AMOUNT

Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount.

WAIVERS OF THE MINIMUM INVESTMENT AMOUNT
The fund will accept an initial investment of less than $5 million if:

(a) The investment is made by a trust company or banktrust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

(b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(c) The account is not represented by a broker/dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code;

(d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or


(e)      The investment is made by another Pioneer fund.

EXCHANGING
You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge. Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

SELLING
Your Class Y shares will be sold at net asset value per share next calculated after the fund receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

[text box]
GOOD ORDER MEANS THAT:
|X|  You have provided adequate instructions
|X|  There are no outstanding claims against your account
|X|  There are no transaction limitations on your account
|X| If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
|X|  Your request includes a signature guarantee if you:
     -   Are selling over $100,000 worth of shares and
     - Want the sale proceeds sent to an address other than your bank account of record or
     - Want the sale proceeds to be made payable to someone other than the account's record owners or
     - The account registration, address of record or bank account of record has changed within the last 30 days
     -   Are selling or
         exchanging over $5
         million worth of
         shares
     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
[end text box]

[text box: capital icon]
You may have to pay income taxes on a sale or an exchange.
[end text box]

BUYING SHARES
EXCHANGING SHARES


IN WRITING, BY MAIL OR BY FAX
You can purchase Class Y shares by MAILING A CHECK
TO THE TRANSFER AGENT. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.

You can exchange Class Y shares by MAILING OR FAXING A LETTER OF INSTRUCTION TO THE TRANSFER AGENT. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:
|X|  The name and signature of all registered owners
|X| A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
|X| The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
|X|  The dollar amount or number of Class Y shares you are exchanging

BY PHONE OR WIRE BY WIRE
If you have an existing Class Y account, you MAY WIRE FUNDS TO PURCHASE
CLASS Y SHARES. Note, however, that:
|X| State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
|X| If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
|X| Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
|X|  Wire transfers may be restricted on holidays and at certain other times

INSTRUCT YOUR BANK TO WIRE FUNDS TO:
Receiving Bank:
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

ABA Routing No. 011000028
For further credit to:
Shareholder Name

Existing Pioneer
Account No.
Pioneer Cash Reserves Fund

BY PHONE
After you establish your Class Y account, YOU CAN EXCHANGE FUND SHARES
BY PHONE IF:
|X| You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
|X|  The fund into which you are exchanging offers Class Y shares
|X| You are not exchanging more than $5 million worth of shares per account per day
|X|  You can provide the proper account identification information

THROUGH YOUR INVESTMENT FIRM CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION.

CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT EXCHANGING YOUR SHARES.

SELLING SHARES
You can sell some or all of your Class Y shares by WRITING
DIRECTLY TO THE FUND only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.
|X| The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
|X|  Your request must be signed by all registered owners
|X| The transfer agent will not process your request until it is received in good order

BY FAX
|X| You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
|X| You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

BY PHONE
|X| You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
|X| You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

|X| By check, provided the check is made payable exactly as your account is registered
|X| By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

CONSULT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION.
The fund has
authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.


[text box]
HOW TO CONTACT US

BY PHONE
[telephone icon] For information or to request a telephone transaction between 9:00 a.m. and 6:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-294-4480 To use FactFoneSM call 1-800-225-4321

BY MAIL [envelope icon] Send your written instructions to:
PIONEER INVESTMENT
MANAGEMENT
SHAREHOLDER SERVICES, INC.
P.O. Box 9014
Boston, Massachusetts
02205-9014

BY FAX [fax icon] Fax your exchange and sale requests to:
1-888-294-4485
[end text box]


[text box

EXCESSIVE TRADING
The fund discourages excessive and/or short-term trading practices, such as market timing, that may disrupt portfolio management strategies and harm fund performance. These practices consist of:

|X|  selling shares purchased within the preceding 90 days;
|X| two or more purchases and redemptions in any 90-day period; or |X| any other series of transactions indicative of a timing pattern.

If we identify an account that engages in such activity, the fund and the distributor reserve the right to refuse or restrict any purchase order (including exchanges) for that account and other accounts under common ownership or control.


end text box]

[text box]
OTHER REQUIREMENTS
If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.
[end text box]

ACCOUNT OPTIONS DISTRIBUTION OPTIONS
The fund offers two distribution options.
Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in a monthly check.

You may also direct that the dividend checks be paid to another person or to an address other than your address of record. You must provide a signature guarantee if you make this election after you open your account.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.


SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
|X|  Your current account information
|X| Prices, returns and yields of all publicly available Pioneer mutual funds
|X|  Prospectuses for all the Pioneer mutual funds
|X|  A copy of Pioneer's privacy notice

FACTFONESM 1-800-225-4321
You can use FactFoneSM to:
|X| Obtain current information on your Pioneer mutual fund accounts |X| Inquire about the prices and yields of all publicly available
     Pioneer mutual funds
|X|  Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM to obtain account information.

CONFIRMATION STATEMENTS
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

TAX INFORMATION
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

PRIVACY
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice accompanies this prospectus. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website. 13

SHAREOWNER ACCOUNT POLICIES

SIGNATURE GUARANTEES AND OTHER REQUIREMENTS
You are required to obtain a signature guarantee when you are:
|X|  Requesting certain types of exchanges or sales of fund shares

|X|  Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.


MINIMUM ACCOUNT SIZE
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.


TELEPHONE ACCESS
You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.


SHARE CERTIFICATES
The fund does not offer share certificates. Shares are electronically recorded.

OTHER POLICIES
The fund and the distributor reserve the right to:
|X| charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
|X| revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission


The fund reserves the right
to:
|X|  stop offering Class Y shares
|X| suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities

|X| redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

DIVIDENDS, CAPITAL GAINS AND TAXES


DIVIDENDS AND CAPITAL GAINS

Each day the fund declares substantially all of its net investment income as a dividend to shareowners of record as of 4:00 p.m. Eastern time. You begin earning dividends on the first business day after the fund is credited with same day fund for your purchase. If your payment is wired to the fund custodian's federal wire address by 4 p.m., you will also receive dividends declared that day.
Dividends are accrued each day and paid on the last business day of the month. The fund generally pays any distributions of short-term capital gains in November. The fund may also pay dividends and distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax.

TAXES
For U.S. federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 30% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of U.S. federal income tax considerations that may affect the fund and its shareowners.

[text box: capital icon]
Sales and exchanges may be taxable transactions to shareowners.
[end text box]

FINANCIAL HIGHLIGHTS

Financial highlights are not currently available for Class Y shares because they are a new class of shares. Arthur Andersen LLP's report on the fund's financial statements as of December 31, 2001 for Class A, Class B and Class C shares appears in the fund's annual report. The annual report is available without charge by calling the transfer agent.

PIONEER
CASH RESERVES FUND

YOU CAN OBTAIN MORE FREE INFORMATION about the fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-888-294-4480.

SHAREOWNER REPORTS Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

VISIT OUR WEBSITE
www.pioneerfunds.com

You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act
file no. 811-05099)


















PIONEER FUNDS DISTRIBUTOR,
INC.
60 STATE STREET

BOSTON, MA 02109
                                                                     [VBL:job#]

WWW.PIONEERFUNDS.COM                             (C) Pioneer Funds Distributor,
Inc.
17

                           PIONEER MONEY MARKET TRUST
                           Pioneer Cash Reserves Fund

                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                  Class A, Class B, Class C and Class Y Shares


                                   May 1, 2002

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's Class A, Class B and Class C shares prospectus dated May 1, 2002, and its Class Y shares prospectus, dated May 1, 2002, as supplemented or revised from time to time. A copy of each prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the fund's Class A, Class B and Class C shares prospectus from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended December 31, 2001 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----


1.    Fund History.............................................................2
2.    Investment Policies, Risks and Restrictions..............................2
3.    Trustees and Officers...................................................12
4.    Investment Adviser......................................................15
5.    Principal Underwriter and Distribution Plans............................17
6.    Shareholder Servicing/Transfer Agent....................................22
7.    Custodian...............................................................22
8.    Independent Public Accountants..........................................22
9.    Portfolio Transactions..................................................22
10.   Description of Shares...................................................23
11.   Sales Charges...........................................................25
12.   Redeeming Shares........................................................28
13.   Telephone and Online Transactions.......................................29
14.   Pricing of Shares.......................................................30
15.   Tax Status..............................................................32
16.   Investment Results......................................................34
17.   Financial Statements....................................................36
18.   Annual Fee, Expense and Other Information...............................37
19.   Appendix A - Description of Short-term Debt, Corporate Bond and Preferred Stock Ratings.............................................40
20.   Appendix B - Performance Statistics.....................................46
21.   Appendix C - Other Pioneer Information..................................53

1. FUND HISTORY

The fund is a diversified open-end management investment company. The fund originally was organized as a Massachusetts business trust on March 31, 1987 and was reorganized as a Delaware business trust on March 30, 1995. The fund is a series of the Pioneer Money Market Trust.

2. INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectuses present the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectus and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

Primary Investments

The fund seeks high current income, preservation of capital and liquidity through investments in high-quality short-term securities. The fund may invest in any U.S. dollar denominated money market instrument that is a permissible investment under Rule 2a-7 under the Investment Company Act of 1940 (see below). The fund invests in securities with a maximum remaining maturity of 397 days and which result in the fund maintaining a dollar-weighted average portfolio maturity of 90 days or less.

High quality securities are divided into "first tier" and "second tier" securities. The fund primarily invests in First Tier securities. These include U.S. government securities, a security that has received the highest short-term rating (e.g., Standard & Poor's A-1 rating) by at least two rating agencies (or if rated by only one rating agency, by that rating agency) or, a security that is unrated but is determined to be of equivalent credit quality by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. However, the fund may invest up to 5% of its total assets in Second Tier securities, which are eligible securities that received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as First Tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the higher rating in order for Pioneer to determine eligibility on the basis of that higher rating. Based on procedures adopted by the fund's Board of Trustees, Pioneer may determine that an unrated security is of equivalent quality to a rated First or Second Tier security.

The fund may not invest more than 5% of its total assets in securities issued by or subject to demand features from any one issuer (except U.S. government securities and securities subject to a guarantee by a person that does not control the issuer of the security or the sponsor of an asset backed security); provided that the fund may invest up to 25% of its total assets in First Tier Securities of a single domestic bank for a period of up to three business days. The fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of the same issuer.

Rule 2a-7 money market instruments include:

|X|   U.S. government securities
|X| Securities issued by foreign governments and multinational organizations such as the World Bank
|X| Obligations of U.S. and foreign banks and savings and loan associations with total assets in excess of $10 billion. These obligations include certificates of deposit, time deposits and bankers' acceptances.

|X| Short-term debt securities, including commercial paper, of U.S. and foreign corporate issuers
|X|   Mortgage-backed and asset-backed securities
|X|   Municipal Obligations

U.S. Government Securities

U.S. government securities in which the fund invests include debt obligations issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include:
(i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Debt Obligations of Non-U.S. Governments

An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient non-U.S. exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.


Risks of Non-U.S. Investments


Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. The risks of investing in securities of non-U.S. issuers generally or in issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; and (ii) economic, political and social factors. The political and economic structures in certain countries are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of the fund's investments in such countries. The economies and securities markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.


Economic Monetary Union (EMU)


On January 1, 1999, 11 European countries adopted a single currency - the euro. The conversion to the euro was phased in over a three-year period. As of January 1, 2002, there are 15 participating countries, and 12 of these countries share the euro as a single currency and single official interest rate and are adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets. A participating country's withdrawal from the EMU could have a negative effect on the fund's non-U.S. investments.

Bank Obligations

The fund may invest in certificates of deposit, time deposits and bankers acceptances of domestic banks and savings and loan associations and non-U.S. banks, including foreign branches of such domestic banks. Although the fund's investment adviser recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

Bankers' Acceptances are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.

Certificates of Deposit represent a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

Investments in Non-U.S. bank obligations

Investment in obligations of foreign branches of domestic banks and of non-U.S. banks involves investment risks that are different in some respects from those associated with investment in obligations issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank or a non-U.S. bank.

Commercial Paper and other Short Term Debt Securities

The fund's investments in short-term debt securities, including commercial paper, which is a short-term unsecured promissory note issued by a U.S. or foreign corporation in order to finance its current operations. The fund may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent the fund invests in master demand notes, these investments will be included in the fund's limitation on illiquid securities.


Mortgage-Backed Securities


The fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, and mortgage derivative securities such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs"), interest only mortgage-backed securities and principal only mortgage-backed securities and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the fund's portfolio at the time the fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if Pioneer determines that the securities meet the fund's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.



Risk Factors Associated with Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the fund does not intend to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

Asset-Backed Securities

The fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

Municipal Obligations

The fund may purchase municipal obligations when Pioneer believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for U.S. federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. The fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income.

The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to a fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.



Illiquid Securities

The fund will not invest more than 10% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Variable Rate and Floating Rate Demand Instruments

The fund may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit the fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that the fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index has provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the fund instructs otherwise.

The fund may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). These participation interests provide the fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

When-Issued and Delayed Delivery Securities


The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. A fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The fund's obligations with respect to when-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets with a value equal to the fund's obligations. See "Asset Segregation."

Repurchase Agreements

The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Asset Segregation

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Portfolio Insurance

The fund has acquired an insurance policy that protects the fund from certain types of losses incurred with respect to its portfolio securities. The policy generally covers losses arising from the non-payment of principal or interest on the fund's portfolio securities or the bankruptcy or insolvency of the issuer of the securities. The policy does not cover losses arising from changes in the market value of the fund's investments. The policy provides for thresholds that must be exceeded before a loss is recoverable under the policy and for a maximum amount recoverable by the fund in any year. The purpose of the insurance policy is to partially protect the fund against such losses. However, the fund must pay a premium to obtain such coverage, which premium may exceed the amount, if any, recovered by the fund under the policy. The policy does not guarantee that the fund will not incur losses or be able to maintain a constant price per share of $1. The fund may discontinue such insurance coverage at any time.

Investment Restrictions


In compliance with an informal position taken by the staff of the Securities and Exchange Commission (the "SEC") regarding leverage, the fund will not purchase securities during the coming year at any time that outstanding borrowings exceed 5% of the fund's total assets.

The fund will not (i) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the fund, or (ii) buy or sell real estate, except that the fund may acquire or lease office space for its own use, invest in securities of issuers that invest in real estate or interests therein, invest in securities that are secured by real estate or interests therein, invest in real estate limited partnerships, purchase and sell mortgage-related securities and hold and sell real estate acquired by the fund as a result of the ownership of securities. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.

Fundamental Investment Restrictions. The fund has adopted certain fundamental investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:

1. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

2.    more than 50% of the outstanding shares of the fund.

The fund may not:

(1) except with respect to investments in obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the fund would be in the securities of any one issuer, or
      (ii) more than 25% of its assets would be in a particular industry;

(2) borrow money, except from banks for extraordinary purposes or to meet redemptions in amounts not exceeding 33 1/3% of its total assets (including the amount borrowed). The fund does not intend to borrow money during the coming year;

(3)   make short sales of securities;

(4)   purchase securities on margin;

(5) write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

(6) make loans to any person, except by (a) the purchase of a debt obligation in which the fund is permitted to invest and (b) engaging in repurchase agreements;

(7) purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;

(8) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

(9)   invest in companies for the purpose of exercising control or management;
      or

(10) issue senior securities, except that the issuance of multiple classes of shares, in accordance with a statute, regulation or order of the SEC, shall not constitute the issuance of a senior security.

The term "person" as used in fundamental investment restriction no. 6 includes institutions as well as individuals.

3.   TRUSTEES AND OFFICERS

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 59 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.




--------------------------------------------------------------------------------------------------------------------------
                                       Term of Office
Name, Age and       Position Held      and Length of      Principal Occupation During Past   Other Directorships Held by
Address             With the Fund      Service            Five Years                         this Trustee
--------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
John F. Cogan,      Chairman of the    Trustee since      Deputy Chairman and a Director     Director of Harbor Global
Jr. (75)*           Board, Trustee     1987. Serves       of Pioneer Global Asset            Company, Ltd.
                    and President      until retirement   Management S.p.A. ("PGAM");
                                       or removal.        Non-Executive Chairman and a
                                                          Director of Pioneer Investment
                                                          Management USA Inc. ("PIM-USA");
                                                          Chairman and a Director of
                                                          Pioneer; President of all of the
                                                          Pioneer Funds; and Of Counsel
                                                          (since 2000, partner prior to
                                                          2000), Hale and Dorr LLP
                                                          (counsel to PIM-USA and the
                                                          Pioneer Funds)
--------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci    Trustee and        Trustee since      Director and CEO-US of PGAM        None
(44)**              Executive Vice     October, 2001.     since November 2001; Director,
                    President          Serves until       Chief Executive Officer and
                                       retirement or      President of PIM-USA since
                                       removal.           October 2001; Director of
                                                          Pioneer Funds Distributor, Inc.
                                                          ("PFD") and Pioneer Investment
                                                          Management Shareholder Services,
                                                          Inc. ("PIMSS") since October
                                                          2001; President and a Director
                                                          of Pioneer and Pioneer
                                                          International Corporation since
                                                          October 2001; Executive Vice
                                                          President of all of the Pioneer
                                                          Funds since October 2001;
                                                          President of Fidelity Private
                                                          Wealth Management Group from
                                                          2000 through October 2001; and
                                                          Executive Vice President--
                                                          Distribution and Marketing of
                                                          Fidelity Investments
                                                          Institutional Services
                                                          and Fidelity Investments Canada
                                                          Ltd. prior to 2000
--------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (53)        Trustee       Trustee since      President, Bush & Co.              Director and/or Trustee of
4201 Cathedral Avenue,                 1997. Serves       (international financial           Brady Corporation
NW, Washington, DC                     until retirement   advisory firm)                     (industrial identification
20016                                  or removal.                                           and specialty coated
                                                                                             material products
                                                                                             manufacturer), Mastec Inc.
                                                                                             (communications and energy
                                                                                             infrastructure), Mortgage
                                                                                             Guaranty Insurance
                                                                                             Corporation, R.J. Reynolds
                                                                                             Tobacco Holdings, Inc.
                                                                                             (tobacco) and Student Loan
                                                                                             Marketing Association
                                                                                             (secondary marketing of
                                                                                             student loans)
--------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl,       Trustee       Trustee since      Alexander Graham Bell Professor    None
M.D. (75)                              1992. Serves       of Health Care Entrepreneurship,
Boston University                      until retirement   Boston University; Professor of
Healthcare                             or removal.        Management, Boston University
Entrepreneurship                                          School of Management; Professor
Program, 53 Bay State                                     of Public Health, Boston
Road, Boston, MA 02215                                    University School of Public
                                                          Health; Professor of Surgery,
                                                          Boston University School of
                                                          Medicine; University Professor,
                                                          Boston University
--------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham     Trustee       Trustee since      Founding Director, The Winthrop    None
(54)                                   1990. Serves       Group, Inc. (consulting firm);
1001 Sherbrooke Street                 until retirement   Professor of Management, Faculty
West, Montreal,                        or removal.        of Management, McGill University
Quebec, Canada
--------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret      Trustee       Trustee since      President, Newbury, Piret &        Director, Organogenesis
(53)                                   1987. Serves       Company, Inc. (merchant banking    Inc. (tissue engineering
One Boston Place, 26th                 until retirement   firm)                              company)
Floor, Boston, MA 02108                or removal.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Stephen K. West (73)     Trustee       Trustee since      Of Counsel, Sullivan & Cromwell    Director, Dresdner RCM
125 Broad Street, New                  1993. Serves       (law firm)                         Global Strategic Income
York, NY 10004                         until retirement                                      Fund, Inc. and The Swiss
                                       or removal.                                           Helvetia Fund, Inc.
                                                                                             (closed-end investment
                                                                                             companies), AMVESCAP PLC
                                                                                             (investment managers) and
                                                                                             First ING Life Insurance
                                                                                             Company of New York
--------------------------------------------------------------------------------------------------------------------------
John Winthrop (65)       Trustee       Trustee since      President, John Winthrop & Co.,    Director of NUI Corp.
One North Adgers                       1987. Serves       Inc. (private investment firm)     (energy sales, services and
Wharf, Charleston, SC                  until retirement                                      distribution)
29401                                  or removal.
--------------------------------------------------------------------------------------------------------------------------
Fund Officers:
--------------------------------------------------------------------------------------------------------------------------
Joseph P. Barri          Secretary     Since 1987.        Partner, Hale and Dorr LLP;        None
(55)                                   Serves at the      Secretary of all of the Pioneer
                                       discretion of      Funds
                                       Board
--------------------------------------------------------------------------------------------------------------------------
Dorothy E.               Assistant     Since November,    Secretary of PIM-USA; Senior       None
Bourassa (54)            Secretary     2000. Serves at    Vice President- Legal of
                                       the discretion     Pioneer; and Secretary/Clerk of
                                       of Board           most of PIM-USA's subsidiaries
                                                          since October 2000; Assistant
                                                          Secretary of all of the Pioneer
                                                          Funds since November 2000;
                                                          Senior Counsel, Assistant Vice
                                                          President and Director of
                                                          Compliance of PIM-USA from April
                                                          1998 through October 2000; Vice
                                                          President and Assistant General
                                                          Counsel, First Union Corporation
                                                          from December 1996 through
                                                          March 1998
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Vincent Nave (56)   Treasurer          Since November,    Vice President-Fund Accounting     None
                                       2000. Serves at    and Custody Services of Pioneer
                                       the discretion     (Manager from September 1996 to
                                       of Board           February 1999); and Treasurer of
                                                          all of the Pioneer Funds
                                                          (Assistant Treasurer from June
                                                          1999 to November 2000)
--------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti    Assistant          Since November,    Assistant Vice President-Fund      None
(36)                Treasurer          2000. Serves at    Accounting, Administration and
                                       the discretion     Custody Services of Pioneer
                                       of Board           (Fund Accounting Manager from
                                                          1994 to 1999); and Assistant
                                                          Treasurer of all of the Pioneer
                                                          Funds since November 2000
--------------------------------------------------------------------------------------------------------------------------
John F. Daly III    Assistant          Since November,    Global Custody and Settlement      None
(36)                Treasurer          2000. Serves at    Division Manager of PIM-USA; and
                                       the discretion     Assistant Treasurer of all of
                                       of Board           the Pioneer Funds since November
                                                          2000
--------------------------------------------------------------------------------------------------------------------------



*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.



                                         Investment                Principal
Fund Name                                Adviser                   Underwriter


Pioneer America Income Trust             Pioneer                   PFD
Pioneer Balanced Fund                    Pioneer                   PFD
Pioneer Bond Fund                        Pioneer                   PFD
Pioneer Cash Reserves Fund               Pioneer                   PFD
Pioneer Emerging Markets Fund            Pioneer                   PFD
Pioneer Equity Income Fund               Pioneer                   PFD
Pioneer Europe Fund                      Pioneer                   PFD
Pioneer Europe Select Fund               Pioneer                   PFD
Pioneer Fund                             Pioneer                   PFD
Pioneer Global Consumers Fund            Pioneer                   PFD

Pioneer Global Energy & Utilities Fund   Pioneer                   PFD
Pioneer Global Financials Fund           Pioneer                   PFD
Pioneer Global Health Care Fund          Pioneer                   PFD
Pioneer Global High Yield Fund           Pioneer                   PFD
Pioneer Global Industrials Fund          Pioneer                   PFD
Pioneer Global Telecoms Fund             Pioneer                   PFD
Pioneer Global Value Fund                Pioneer                   PFD
Pioneer Growth Shares                    Pioneer                   PFD
Pioneer High Yield Fund                  Pioneer                   PFD
Pioneer Independence Fund                Pioneer                   Note 1
Pioneer Interest Shares                  Pioneer                   Note 2
Pioneer International Equity Fund        Pioneer                   PFD
Pioneer International Value Fund         Pioneer                   PFD
Pioneer Large Cap Value Fund             Pioneer                   PFD
Pioneer Market Neutral Fund              Pioneer                   PFD
Pioneer Mid Cap Growth Fund              Pioneer                   PFD
Pioneer Mid Cap Value Fund               Pioneer                   PFD
Pioneer Real Estate Shares               Pioneer                   PFD
Pioneer Science & Technology Fund        Pioneer                   PFD
Pioneer Small Cap Value Fund             Pioneer                   PFD
Pioneer Small Company Fund               Pioneer                   PFD
Pioneer Strategic Income Fund            Pioneer                   PFD
Pioneer Tax Free Income Fund             Pioneer                   PFD
Pioneer Tax Managed Fund                 Pioneer                   PFD
Pioneer Value Fund                       Pioneer                   PFD
Pioneer Variable Contracts Trust         Pioneer                   Note 3

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.

Note 3 This is a series of 24 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

Board Committees

During the most recent fiscal year, the Board of Trustees held 11 meetings. Each Trustee attended at least 75% of such meetings.

The Board of Trustees has an Audit Committee, which is composed of Ms. Piret (chairperson), Mr. West and Mr. Winthrop; a Nominating Committee, which is composed of Ms. Bush and Dr. Egdahl; a Valuation Committee, which is composed of Ms. Bush, Ms. Piret and Mr. Winthrop; and an Independent Trustee Committee, which is composed of all the fund's Independent Trustees. Ms. Graham is chairperson of the Independent Trustees Committee. During the most recent fiscal year, the Audit, Nominating, Valuation and Independent Trustees Committees held 12, 0, 12 and 12 meetings, respectively.

The Board of Trustees has adopted a charter for the Audit Committee. In accordance with its charter, the purposes of the Audit Committee are to:

|X| act as a liaison between the fund's independent auditors and the full Board of Trustees of the fund;

|X| discuss with the fund's independent auditors their judgments about the quality of the fund's accounting principles and underlying estimates as applied in the fund's financial reporting;

|X| review and assess the renewal materials of all related party contracts and agreements, including management advisory agreements, underwriting contracts, administration agreements, distribution contracts, and transfer agency contracts, among any other instruments and agreements that may be appropriate from time to time;

|X| review and assess from time to time, as it deems necessary and appropriate:

      |X|   brokerage and soft dollar arrangements of the fund,

      |X|   the utilization of any line of credit, and

      |X|   "as of" gain/loss activity of the fund;

|X| review and approve insurance coverage and allocations of premiums between the management and the fund and among the Pioneer Funds;

|X| review and approve expenses under the administration agreement between Pioneer and the fund and allocations of such expenses among the Pioneer Funds; and

|X| receive on a periodic basis a formal written statement delineating all relationships between the auditors and the fund or Pioneer; to actively engage in a dialogue with the independent auditors with respect to any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and to recommend that the Trustees take appropriate action in response to the independent auditors' report to satisfy itself of the independent auditors' independence.

The Nominating Committee reviews the qualifications of any candidate recommended by the Independent Trustees to serve as an Independent Trustee and makes a recommendation regarding that person's qualifications. The Committee does not accept nominations from shareholders.

The Valuation Committee reviews the valuation assigned to certain securities by Pioneer in accordance with the fund's valuation procedures.

The Independent Trustees Committee reviews the fund's management contract and other related party contracts annually and is also responsible for any other action required to be taken, under the 1940 Act, by the Independent Trustees acting alone.

The fund's Declaration of Trust provides that the fund will indemnify the Trustees and officers against liabilities and expenses incurred in connection with any litigation in which they may be involved because of their offices with the fund, unless it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Compensation of Officers and Trustees

The fund pays no salaries or compensation to any of its officers. The Pioneer Funds, including the fund, compensate their trustees as follows:

o each fund with assets greater than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., Independent Trustees) an annual base fee calculated on the basis of the fund's net assets.
o each fund with assets less than $250 million pays each Independent Trustee an annual fee of $1,000.
o prior to January 1, 2001, each fund, regardless of its assets, paid each Interested Trustee an annual fee of $500 (Pioneer reimburses the fund for these fees).
o as of January 1, 2001, each fund with assets greater than $50 million pays each Interested Trustee an annual fee of $500 and each fund with assets less than $50 million pays each Interested Trustee an annual fee of $200 (Pioneer reimburses the fund for these fees).
o each fund with assets greater than $250 million pays each Independent Trustee who serves on each board committee an annual committee fee based on the fund's net assets (with additional compensation for chairpersons of such committees).

See "Compensation of Officers and Trustees" in Annual Fee, Expense and Other Information.

Sales Loads. The fund offers its shares to Trustees and officers of the fund and employees of Pioneer and its affiliates without a sales charge in order to encourage investment in the fund by individuals who are responsible for its management and because the sales to such persons do not entail any sales effort by the fund, brokers or other intermediaries.

Other Information

Material Relationships of the Independent Trustees. For purposes of the statements below:

o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, UniCredito Italiano is an entity that is in a control relationship with Pioneer.

o a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, for which Pioneer or any of its affiliates act as investment adviser or for which PFD or any of its affiliates act as principal underwriter. For example, the Fund's related funds include all of the Pioneer Funds and any non-U.S. funds managed by Pioneer or its affiliates.

As of December 31, 2001, none of the Independent Trustees, nor any of their immediate family members, beneficially owned any securities issued by Pioneer, UniCredito Italiano or any other entity in a control relationship to Pioneer or PFD or any person in a control relationship to PFD. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any of their immediate family members, had any direct or indirect interest (the value of which exceeded $60,000), whether by contract, arrangement or otherwise, in Pioneer, UniCredito Italiano, or any other entity in a control relationship to Pioneer, PFD or any person that controls PFD. During the calendar years 2000 and 2001, none of the Independent

Trustees, nor any of their immediate family members, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund related party"):

o     the fund
o     an officer of the fund
o     a related fund
o     an officer of any related fund
o     Pioneer
o     PFD
o     an officer of PFD
o     any affiliate of Pioneer or PFD
o     an officer of any such affiliate

During the calendar years 2000 and 2001, none of the Independent Trustees, nor any of their immediate family members, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payment for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services, except that Mr. West, an Independent Trustee, is Of Counsel to Sullivan & Cromwell and acts as counsel to the Independent Trustees and the Independent Trustees of the other Pioneer Funds. The aggregate compensation paid to Sullivan & Cromwell by the fund and the other Pioneer Funds exceeded $60,000 in each of 2000 and 2001.

During the calendar years 2000 and 2001, none of the Independent Trustees, nor any of their immediate family members, served as a member of a board of directors on which an officer of any of the following entities also serves as a director:

o     Pioneer
o     PFD
o     UniCredito Italiano
o     any other entity in a control relationship with Pioneer or PFD

None of the fund's Trustees or officers has any arrangement with any other person pursuant to which that Trustee or officer serves on the Board of Trustees. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any of their immediate family members, had any position, including as an officer, employee, director or partner, with any of the following:

o     the fund
o     any related fund
o     Pioneer
o     PFD
o     any affiliated person of the fund
o     UniCredito Italiano
o     any other entity in a control relationship to the fund

Factors considered by the Independent Trustees in Approving the Management Contract. The 1940 Act requires that the fund's management contract be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Independent Trustees have determined that the terms of the fund's management contract are fair and reasonable and that the contract is in the fund's best interest. The Independent Trustees believe that the management contract will enable the fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the fund and any officers of Pioneer or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the fund.

In evaluating the management contract, the Independent Trustees reviewed materials furnished by Pioneer, including information regarding Pioneer, UniCredito Italiano, their respective affiliates and their personnel, operations and financial condition. The Independent Trustees discussed with representatives of Pioneer the fund's operations and Pioneer's ability to provide advisory and other services to the fund. The Independent Trustees also reviewed, among other things:

      o the investment performance of the fund and other Pioneer Funds with similar investment strategies;

      o the fee charged by Pioneer for investment advisory and administrative services, as well as other compensation received by PFD and PIMSS;

      o     the fund's projected total operating expenses;

      o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

      o the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by Pioneer; and

      o     the profitability to Pioneer of managing the fund.

The Independent Trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of Pioneer and UniCredito Italiano, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of the fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the fund since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the fund's management contract.

Share Ownership. See Annual Fee, Expense and Other Information for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund and a table indicating the value of shares that each Trustee beneficially owns in the fund and in all the Pioneer Funds.

Code of Ethics. The fund's Board of Trustees approved a code of ethics under Rule 17j-1 of the 1940 Act that covers the fund, Pioneer and certain of Pioneer's affiliates. The code of ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the code of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the fund.

4. INVESTMENT ADVISER


The trust has contracted with Pioneer to act as the fund's investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above). Pioneer has entered into an agreement with its affiliate, Pioneer Investment Management Limited ("PIML"), pursuant to which PIML provides certain services and personnel to Pioneer.


As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its management contract with the trust, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are to be paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust with respect to the fund; (d) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with the federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the trust and the Trustees; (i) any distribution fees paid by the trust in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the trust who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

Advisory Fee. As compensation for its management services and expenses incurred, and certain expenses which Pioneer incurs on behalf of the fund, the fund pays Pioneer a fee at the annual rate of 0.40% of the fund's average daily net assets. This fee is computed and accrued daily and paid monthly.

Effective January 8, 2002, Pioneer has agreed not to impose 0.10% of its management fee. This expense limitation policy is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.


See the table in "Annual Fee, Expense and Other Information" for the management fee paid to Pioneer during the recently completed fiscal years.

Administration Agreement. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See "Annual Fee, Expense and Other Information" for fees the fund paid to Pioneer for administration and related services.


Potential Conflict of Interest. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and other accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.


It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.


Personal Securities Transactions. The fund, Pioneer, and PFD have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees of Pioneer and PIML. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.

5. PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

Principal Underwriter

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class C shares.

See the tables in Annual Fee, Expense and Other Information for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class C shares during recently completed fiscal years.

The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.


It is the fund's general practice to repurchase its shares of beneficial interest for cash consideration in any amount; however, the redemption price of shares of the fund may, at Pioneer's discretion, be paid in portfolio securities. The fund has, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. You may incur additional costs, such as brokerage fees and taxes, and risks, including decline in the value of the securities you receive, if the fund makes an in-kind distribution. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable; however, the fund will not distribute illiquid securities in kind.

Distribution Plans


The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan"), a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. The fund has not adopted a plan of distribution with respect to its Class Y shares. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies. The Class A Plan is a reimbursement plan, and distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. The Class B Plan and Class C Plan are compensation plans, which means that the amount of payments under the plans are not linked to PFD's expenditures, and, consequently, PFD can make a profit under each of those plans.


Class A Plan. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.15% per annum of the fund's daily net assets attributable to Class A shares;
(ii) reimbursement to PFD for its expenditures for broker-dealer commissions; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.15% of the fund's average daily net assets attributable to Class A shares.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.15% of the fund's average daily net assets attributable to Class A shares during such period. See Annual Fee, Expense and Other Information" for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.

Class B Plan. PFD pays the selling broker-dealer a commission on the sale of Class B shares equal to 3.75% of the amount invested. This commission is paid at the time of sale of the Class B Shares. In order to be entitled to a commission, the selling broker-dealer must have entered into a sales agreements with PFD. At the time of the sale of a Class B share, PFD may also advance to the broker-dealer, from PFD's own assets, the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. If such an advance is made, the broker-dealer would not receive any further service fee until the 13th month following the purchase of Class B shares. As compensation for advancing the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class B Plan provides that the fund shall pay to PFD, as the fund's distributor for its Class B shares:

      o a distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD pays the commissions to broker-dealers discussed above and also pays:

            o the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and

            o other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

      o a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares. PFD in turn pays the service fee to broker-dealers at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by shareholder for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares. PFD may from time to time require that dealers, in addition to providing these services, meet certain criteria in order to receive service fees. PFD is entitled to retain all service fees with respect to Class B shares for which there is no dealer of record or with respect to which a dealer is not otherwise entitled to a service fee. Such service fees are paid to PFD for personal services and/or account maintenance services that PFD or its affiliates perform for shareholder accounts.

PFD also receives contingent deferred sales charges ("CDSCs") attributable to Class B shares to compensate PFD for its distribution expenses. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

Since PFD pays commissions to broker-dealers at the time of the sale of Class B shares but only receives compensation for such expenses over time through the distribution fee and CDSC, the Class B Plan and underwriting agreement permit PFD to finance the payment of commissions to broker-dealers. In order to facilitate such financing, the fund has agreed that the distribution fee will not be terminated or modified (including a modification in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares:

      o     issued prior to the date of any termination or modification;

      o attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification; or

      o issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification.

The foregoing limitation does not apply to Class B shares issued after the termination or modification. The foregoing limitation on terminating or modifying the Class B Plan also does not apply to a termination or modification:

      o if a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency requires such termination or modification (e.g. if the Conduct Rules were amended to establish a lower limit on the maximum aggregate sales charges that could be imposed on sales of fund shares);

      o if the fund (or any successor) terminates the Class B Plan and all payments under the plan and neither the fund (nor any successor) establishes another class of shares which has substantially similar characteristics to the Class B Shares of the fund; or

      o at any time by the Board of Trustees. However, the Board of Trustees may terminate or modify the Class B Plan only if the fund and Pioneer agree that none of the fund, PFD or any of their affiliates will pay, after the date of termination or modification, a service fee with respect to the fund's Class B shares and the termination or modification of the distribution fee applies equally to all Class B shares outstanding from time to time.

In the underwriting agreement, the fund agrees that subsequent to the issuance of a Class B share, the fund will not waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B share, except:

      o as provided in the fund's prospectus or statement of additional information; or

      o as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency.


Class C Plan. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

General

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.

Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See "Annual Fee, Expense and Other Information" for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC.

6. SHAREHOLDER SERVICING/TRANSFER AGENT

The fund has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

PIMSS receives an annual fee of $28.00 for each Class A, Class B, Class C and Class Y shareholder account from the fund as compensation for the services described above. PIMSS is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.

7. CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

8. INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the fund's independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9. PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in "Annual Fee, Expense and Other Information" for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

10. DESCRIPTION OF SHARES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued.

The trust's Agreement and Declaration of Trust, dated as of March 7, 1995 (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the trust consists of only one series, the fund. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of the fund, designated as Class A shares, Class B shares, Class C and Class Y shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware business trust, the fund's operations are governed by the Declaration. A copy of the fund's Certificate of Trust, dated March 7, 1995, is on file with the office of the Secretary of State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.

11. SALES CHARGES


The fund continuously offers four classes of shares designated as Class A, Class B, Class C and Class Y as described in the prospectus. The fund offers its shares at a reduced sales charge to investors who meet certain criteria that permit the fund's shares to be sold with low distribution costs. These criteria are described below or in the prospectus.


Class A Share Sales Charges

You may buy Class A shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge.

Class B Shares

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                                                     CDSC as a % of Dollar
         Year Since Purchase                        Amount Subject to CDSC

         First                                                4.0
         Second                                               4.0
         Third                                                3.0
         Fourth                                               3.0
         Fifth                                                2.0
         Sixth                                                1.0
         Seventh and thereafter                               0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

Class B shares will automatically convert into Class A shares at the beginning of the calendar month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

Class C Shares

You may buy Class C shares at the public offering price, which includes a sales charge of 1% of the amount invested. Class C shares redeemed within one year of purchase will also be subject to a CDSC of 1%.

                             Sales Charge as a % of
                             ----------------------
                             Offering          Net Amount       Dealer
Amount of Purchase           Price*            Invested         Reallowance

All amounts                  1.00              1.01             1.00

*If you established your Class C share account directly or through an omnibus account with a broker-dealer on or before September 28, 2001, your shares will not be subject to the 1% initial sales charge on exchanges or additional purchases of Class C shares. Your broker-dealer must inform PFD of your eligibility for a waiver at the time of sale.

The CDSC will be assessed on the amount equal to the lesser of the current market value or the original purchase cost (less any initial sales charge) of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares purchased through the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

The initial and contingent deferred sales charges are subject to waiver in certain circumstances as described in the prospectus. As of October 1, 2001, the following are broker-dealers which have entered into agreements with PFD to receive a reduced commission at the time of purchase and whose clients are entitled to a waiver of the initial sales charge:


Merrill Lynch Pierce Fenner & Smith
Mutual of Omaha Investor Services
Kirkpatrick Pettis Smith
Dain Rauscher Incorporated
Capital Financial Services
Securities America, Inc.
A. G. Edwards
Morgan Stanley Dean Witter
Stifel Nicolas & Co. Inc.


Shareholders who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer ("Grandfathered Shareholders") are only entitled to a waiver of the initial sales charge if their broker informs PFD at the time of purchase that the shares are being purchased for the account of a Grandfathered Shareholder. If you are a Grandfathered Shareholder you should notify your broker-dealer before purchasing Class C shares.

For the purpose of determining the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the time of any purchase made prior to October 1, 1998, all payments made during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

Additional Payments to Dealers


From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class C sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. a fee of up to 0.20% on qualifying sales of the fund's Class A, Class B or Class C shares through such dealer. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all of the fund's Class B or Class C shares sold by a dealer during a particular period. PFD has elected to make the following payments to A.G. Edwards with respect to orders placed from February 1, 2002 through April 15, 2002: (i) PFD will reallow the entire sales charge for all sales of Class A shares for orders placed for IRA accounts; (ii) an amount equal to 0.50% of the net asset value of the fund's Class B shares sold to IRA accounts; and (iii) 0.50% of the net asset value of the fund's Class C shares sold to IRA accounts.

PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the NASD.


12. REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the New York Stock Exchange (the"Exchange") is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Systematic Withdrawal Plan(s) ("SWP") (Class A, Class B and Class C Shares). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions, if any, to use the SWP option.

Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Class B accounts must meet the minimum initial investment requirement prior to establishing a SWP. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

Purchases of Class C shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.

You may obtain additional information by calling PIMSS at 1-800-225-6292.

13. TELEPHONE AND ONLINE TRANSACTIONS

You may purchase, exchange or sell Class A, Class B or Class C shares by telephone or online. Class Y shares may not be purchased by telephone, and Class Y shareowners are not eligible for online transaction privileges. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. (Class Y account holders should contact Pioneer's Group Plans Department at 1-888-294-4480 between 9:00 a.m. and 6:00 p.m.) Eastern time on weekdays. Computer-assisted telephone transactions may be available to shareholders who have prerecorded certain bank information (see "FactFone(SM)"). You are strongly urged to consult with your investment professional prior to requesting any telephone or online transaction.

Telephone Transaction Privileges. To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

Online Transaction Privileges. If your account is registered in your name, you may be able buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:

|X|   For new accounts, complete the online section of the account application
|X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerfunds.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Telephone and Website Online Access. You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet services. On Exchange holidays or on days when the New York Stock Exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.

FactFone(SM). FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. Computer-assisted Class Y share telephone purchases, exchanges and redemptions and certain other FactFone(SM) features for Class Y shareholders are not currently available through FactFone(SM). You are strongly urged to consult with your investment professional prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). Call PIMSS for assistance.

FactFone(SM) allows shareholders to hear the following recorded fund information:

o     net asset value prices for all Pioneer mutual funds;

      annualized 30-day yields on Pioneer's fixed income funds;

      annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

o     dividends and capital gain distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFone(SM) represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. Because the fund seeks to maintain a stable $1.00 share price, the value of its shares generally will not vary.

14. PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.


The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. Class A and Class B shares are offered at net asset value without the imposition of an initial sales charge (Class B shares may be subject to a CDSC). The fund's maximum offering price per Class C share is determined by adding the maximum sales charge to the net asset value per Class C share (Class C shares may be subject to a CDSC).


Except as set forth in the following paragraph, the fund's portfolio investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that such method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the investment. During periods of declining interest rates, the yield on shares of the fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by the fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of the fund's portfolio investments based upon their amortized cost and the concomitant expectation to maintain the fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act pursuant to which the fund must adhere to certain conditions.. The fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held in the fund's portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of the fund for the purpose of maintaining sales and redemptions at a single value. It is the intention of the fund to maintain each class' per share net asset value of $1.00 but there can be no assurance of this. Such procedures will include review of the fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the fund's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations.

15. TAX STATUS

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders. If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


The fund declares a dividend from net investment income each business day. Dividends are normally paid on the last business day of the month or shortly thereafter. The fund distributes any net short-term capital gains in November. The fund does not anticipate making any distributions of net long-term capital gains.

In order to qualify as a regulated investment company under Subchapter M of the Code, the fund must, among other things, derive at least 90% of its gross income for each taxable year from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements.


Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the fund's shareholders as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. The fund does not anticipate that it will earn or distribute any net capital gain. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

If the fund invests in zero coupon securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements

For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See "Annual Fee, Expense and Other Information" for the fund's available capital loss carryforwards, if any.


Redemptions and exchanges of shares are taxable events for shareholders that are subject to tax but generally will not result in taxable gain or loss if the fund successfully maintains a constant net asset value per share. A loss may occur to the extent that sales charge is imposed in connection with a purchase or a CDSC is imposed in connection with a redemption or exchange. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

If Class C shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. The portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments. Shareholders should consult their tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as this discussion assumes, and the tax treatment of any gains or loses recognized in such transactions.


The fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest and capital gain (if any), with respect to its investments in those countries which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the fund may in its sole discretion provide relevant information to shareholders.


Federal law requires that the fund withhold (as "backup withholding") 30% of reportable payments, including dividends and capital gain distributions, if any, to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 30% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

16. INVESTMENT RESULTS

Quotations, Comparisons and General Information


From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund's classes may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the U.S. Treasury Bill Index, the S&P 500 Index, the Dow Jones Industrial Average or any other appropriate index.


In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Standardized Yield Quotations

From time to time, the fund will provide yield quotations for its shares. These quotations are calculated by standard methods prescribed by the SEC and may from time to time be used in the fund's Prospectus, Statement of Additional Information, advertisements, shareholder reports or other communications to shareholders. However, these yield quotations should not be considered as representative of the performance of the fund in the future since, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields of the fund will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in its expenses.

The fund's yield quotations are computed using the appropriate figures for a particular class as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing Class A, Class B,r Class C or Class Y account having a balance of one share at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to the fund, in proportion to the length of the base period and the fund's average account size (with respect to any fees that vary with the size of an account).

The fund may also advertise quotations of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

              Effective Yield = (base period return + 1) 365/7 - 1


Yields are calculated in accordance with SEC mandated standard formulas. See "Annual Fee, Expense and Other Information" for the yield and effective yield for each class of fund shares as of the most recently completed fiscal year.

17.      FINANCIAL STATEMENTS


The fund's audited financial statements for the fiscal year ended December 31, 2001 from the fund's annual report filed with the SEC on February 28, 2002 (Accession No. 0000831120-02-000021) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectus, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.


The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.

18. ANNUAL FEE, EXPENSE AND OTHER INFORMATION

Share Ownership


As of January 31, 2002, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of January 31, 2002.



----------------------------------------------------------------------------------------------------------------------
Record Holder                   Share Class                  Number of Shares             % of Class
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.   Class A                      265,819,372.280              54.250
101 Hudson Street
Jersey City, NJ 07302
----------------------------------------------------------------------------------------------------------------------



Lehman Brothers Holdings Inc., a Delaware corporation, is a "control person" of this fund as that term is defined in the 1940 Act. Should the fund hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Lehman Brothers Holdings Inc.'s substantial voting power. There are no parent companies of Lehman Brothers Holdings Inc.

Trustee Ownership of Shares of the Fund and Other Pioneer Funds

The following table indicates the value of shares that each Trustee beneficially owned in the fund and Pioneer Funds in the aggregate as of December 31, 2001. Beneficial ownership is determined in accordance with SEC rules. The share value of any closed-end fund is based on its closing market price on December 31, 2001. The share value of any open-end Pioneer Fund is based on the net asset value of the class of shares on December 31, 2001. The dollar ranges in this table are in accordance with SEC requirements.



------------------------------------------------------------------------------------------------------------
Name of  Trustee                                                 Aggregate Dollar Range of Equity
                                     Dollar Range of Equity      Securities in All Registered Investment
                                     Securities in the Fund      Companies in the Pioneer Family of Funds
------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr.                   $10,001-$50,000             Over $100,000
Daniel T. Geraci                     None                        None
------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------
Mary K. Bush                         None                        $10,001-$50,000
Richard H. Egdahl, M.D.              None                        $50,001-$100,000
Margaret B.W. Graham                 None                        $10,001-$50,000
Marguerite A. Piret                  None                        $50,001-$100,000
Stephen K. West                      None                        $50,001-$100,000
John Winthrop                        Over $100,000               Over $100,000
------------------------------------------------------------------------------------------------------------

Compensation of Officers and Trustees

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.



------------------------------------------------------------------------------------------------------------
                                                         Pension or
                                   Aggregate             Retirement Benefits    Total Compensation from
                                   Compensation from     Accrued as Part of     the Fund and Other Pioneer
Name of Trustee                    Fund**                Fund Expenses          Funds***
------------------------------------------------------------------------------------------------------------
Interested Trustees:
------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr*.                      $500.00                 $0.00                  $18,000.00
Daniel T. Geraci* +                         0.00                  0.00                    4,500.00
David D. Tripple++                        406.25                  0.00                   13,500.00
------------------------------------------------------------------------------------------------------------
Independent Trustees:
------------------------------------------------------------------------------------------------------------
Mary K. Bush                            1,618.75                  0.00                   91,250.00
Richard H. Egdahl, M.D.                 1,618.75                  0.00                   91,250.00
Margaret B.W. Graham                    1,749.25                  0.00                   99,750.00
Marguerite A. Piret                     2,011.00                  0.00                  116,750.00
Stephen K. West                         1,880.50                  0.00                  108,250.00
John Winthrop                           1,814.50                  0.00                  104,000.00
                                      $11,599.00                                       $647,250.00
------------------------------------------------------------------------------------------------------------



* Under the management contract, Pioneer reimburses the fund for any interested Trustee fees paid by the fund.
** For the fiscal year ended December 31, 2001. There are 59 U.S registered investment portfolios in the Pioneer Family of Funds.
***   For the calendar year ended December 31, 2001.
+     Mr. Geraci became a Trustee effective October 26, 2001.
++    Mr. Tripple resigned as Trustee effective September 30, 2001.

Approximate Management Fees the Fund Paid or Owed Pioneer

For the Fiscal Years Ended December 31,

                2001                      2000                          1999
            $1,406,809*                $1,252,113                    $1,392,778

_*Pioneer voluntarily waived a portion of its fee or otherwise limited the fund's expenses. If Pioneer's fee reduction had not been in effect, the fund would have paid management fees of $1,424,228 for the fiscal year ending October 31, 2001.

Fees the Fund Paid to Pioneer under the Administration Agreement

For the Fiscal Years Ended December 31,
2001                          2000          1999

$54,879                     $70,194       $71,630

Carryover of Distribution Expenses

As of December 31, 2001 there was no carryover of distribution expenses under the Class A Plan.

Approximate Net Underwriting Commissions Retained by PFD

The fund paid no brokerage commissions for the fiscal years ended December 31, 2001, 2000 and 1999.

Approximate Commissions Reallowed to Dealers (Class C)

For the Fiscal Years Ended December 31,
2001                            2000                         1999
$20,281                         N/A                          N/A

Fund Expenses under the Distribution Plans

For the Fiscal Year Ended December 31, 2001
            Class A Plan                Class B Plan               Class C Plan

              $362,857                    $515,749                   $160,419

CDSCs

During the fiscal year ended December 31, 2001, CDSCs in the amount of $556,568 were paid to PFD.

Capital Loss Carryforwards

At the end of its most recent taxable year, the fund had a net capital loss carryforward of $24,203 which will expire between 2002 and 2003 if not utilized.

Yield and Effective Yield


The yield and effective yield of the fund for the seven-day period ended December 31, 2001 is as follows:
                                                                       Effective
                                              Yield                    Yield

Class A Shares                                 1.57%                    1.59%
Class B Shares                                 0.29%                    0.29%
Class C Shares                                 0.28%                    0.28%


The yield and effective yield of the fund for the seven-day period ended December 31, 2001 (absent expense limitation) is as follows:

                                                                       Effective
                                              Yield                    Yield

Class A Shares                                 1.57%                    1.59%
Class B Shares                                 0.29%                    0.29%
Class C Shares                                 0.28%                    0.28%

19. APPENDIX A - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS(1)

Moody's Investors Service, Inc. ("Moody's") Prime Rating System

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

--------
(1)The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

Moody's Debt Ratings

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under

MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

      o Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
      o     Nature of and provisions of the obligation;
      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


----------
(2)The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

20. APPENDIX B - PERFORMANCE STATISTICS

                                            Pioneer Cash Reserves Fund
                                                  Class A Shares

                                                                                Net Asset
                  Initial                        Sales Charge   Shares          Value Per      Initial Net
Date              Investment     Offering Price  Included       Purchased       Share          Asset Value
6/22/87           $10,000        $1.0000         0.00%          10,000.000      $1.0000        $10,000


                                                  Value of Shares
                                     (Dividends and Capital Gains Reinvested)

                                               From Capital Gains        From Dividends
Date                         From Investment           Reinvested            Reinvested          Total Value
12/31/90                             $10,000                   $0                $2,985              $12,985
12/31/91                             $10,000                   $0                $3,672              $13,672
12/31/92                             $10,000                   $0                $4,091              $14,091
12/31/93                             $10,000                   $0                $4,438              $14,438
12/31/94                             $10,000                   $0                $4,954              $14,954
12/31/95                             $10,000                   $0                $5,727              $15,727
12/31/96                             $10,000                   $0                $6,458              $16,458
12/31/97                             $10,000                   $0                $7,245              $17,245
12/31/98                             $10,000                   $0                $8,080              $18,080
12/31/99                             $10,000                   $0                $8,845              $18,845
12/31/00                             $10,000                   $0                $9,886              $19,886
12/31/01                             $10,000                   $0               $10,547              $20,547



Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                                            Pioneer Cash Reserves Fund
                                                  Class B Shares

                                                 Sales Charge                   Net Asset      Initial Net
                  Initial        Offering Price  Included       Shares          Value Per      Asset Value
Date              Investment                                    Purchased       Share
3/31/95           $10,000        $1.0000         0.00%          10,000.000      $1.0000        $10,000


                                                  Value of Shares
                                     (Dividends and Capital Gains Reinvested)

                                                               From
                                       From Capital       Dividends
Date              From Investment  Gains Reinvested      Reinvested  CDSC if Redeemed     Total Value         CDSC %
12/31/95                  $10,000                $0            $328              $400         $ 9,928           4.00
12/31/96                  $10,000                $0            $722              $400         $10,322           4.00
12/31/97                  $10,000                $0          $1,140              $300         $10,840           3.00
12/31/98                  $10,000                $0          $1,581              $300         $11,281           3.00
12/31/99                  $10,000                $0          $1,970              $200         $11,770           2.00
12/31/00                  $10,000                $0          $2,525              $100         $12,425           1.00
12/31/01                  $10,000                $0          $2,832                $0         $12,832           0.00



Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                                            Pioneer Cash Reserves Fund
                                                  Class C Shares

                                                                                Net Asset
                  Initial                        Sales Charge   Shares          Value Per      Initial Net
Date              Investment     Offering Price  Included       Purchased       Share          Asset Value
1/31/96           $10,000        $1.0000         1.00%          9,900.000       $1.0000        $9,900


                                                  Value of Shares
                                     (Dividends and Capital Gains Reinvested)

                                                               From
                                       From Capital       Dividends
Date              From Investment  Gains Reinvested      Reinvested  CDSC if Redeemed     Total Value         CDSC %
12/31/96                   $9,900                $0            $335               $99         $10,235           1.00
12/31/97                   $9,900                $0            $744                 0         $10,664           0.00
12/31/98                   $9,900                $0          $1,186                 0         $11,086           0.00
12/31/99                   $9,900                $0          $1,560                 0         $11,460           0.00
12/31/00                   $9,900                $0          $2,084                 0         $11,984           0.00
12/31/01                   $9,901                $0          $2,345                 0         $12,246           0.00



Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

Comparative Performance Index Descriptions

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market.

Dow Jones Industrial Average. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods.

U.S. Inflation. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Prior to January 1978, the Consumer Price Index (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA Indexes. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

Merrill Lynch High Yield Master II Index. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market.

Merrill Lynch Index of Convertible Bonds (Speculative Quality). The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities.

Merrill Lynch Global High Yield Index. The Merrill Lynch Global High Yield Index is a broad-based measure of the performance of the U.S. and non-U.S. non-investment grade bond markets.

Long-Term U.S. Government Bonds. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago.

Intermediate-Term U.S. Government Bonds. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Morgan Stanley Capital International ("MSCI") Indices: These unmanaged indices are in U.S. dollar terms with or without dividends reinvested and measure the performance of developed and emerging stock markets in individual countries and regions around the world.

MSCI Europe, Australasia, Far East (EAFE) Index. The MSCI EAFE Index is a widely recognized capitalization-weighted measure of 22 international stock markets.

MSCI Emerging Markets Free Index. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in emerging markets; it reflects only those securities available to foreign investors.

MSCI World Index. The MSCI World Index is a widely recognized capitalization-weighted index of stocks traded in the United States and in the 22 countries represented in the MSCI EAFE Index.

MSCI All Country (AC) World Free ex USA Index. The MSCI AC World Free ex USA Index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S.

MSCI Europe Index. The MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE Index. These countries are: Austria, Belgium Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

MSCI World Telecommunication Services Index. The MSCI World Telecommunication Services Index is a global index that measures the performance of a group of related industries that comprise the telecommunications sector in developed markets.

MSCI World Health Care Index. The MSCI World Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets.

MSCI World Financials Index. The MSCI World Financials Index is a global index that measures the performance of a group of related industries that comprise the financial sector in developed markets.

MSCI World Energy Index. The MSCI World Energy Index is a global index that measures the performance of a group of related industries that comprise the energy sector in developed markets.

MSCI World Utilities Index. The MSCI World Utilities Index is a global index that measures the performance of a group of related industries that comprise the utilities sector in developed markets.

MSCI World Industrials Index. The MSCI World Industrials Index is a global index that measures the performance of a group of related industries that comprise the industrials sector in developed markets.

MSCI World Materials Index. The MSCI World Materials Index is a global index that measures the performance of a group of related industries that comprise the materials sector in developed markets.

MSCI World Consumer Discretionary Index. The MSCI World Consumer Discretionary Index is a global index that measures the performance of a group of related industries that comprise the consumer discretionary sector in developed markets.

MSCI World Consumer Staples Index. The MSCI World Consumer Staples Index is a global index that measures the performance of a group of related industries that comprise the consumer staples sector in developed markets.

6-Month CDs. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

Long-Term U.S. Corporate Bonds. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over-the-counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity.

Lehman Brothers Government/Credit Bond Index. The Lehman Brothers
Government/Credit Bond Index is an unmanaged, composite index of the U.S. bond market. It contains all Treasury and government agency securities, investment grade corporate bonds and Yankee bonds.

Lehman Brothers Government Bond Index. The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government.

Lehman Brothers Mortgage-Backed Index. The Lehman Brothers Mortgage-Backed Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association
(FNMA).

Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is an unmanaged measure of approximately 15,000 municipal bonds. Bonds in the index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years.

Lehman Brothers U.S. Universal Index. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded.

U.S. (30-Day) Treasury Bills. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976.

National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and Nasdaq. The data are market-value-weighted.

Russell U.S. Equity Indexes:

Russell 3000(R)Index. Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000(R) Index. Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 2000(R) Index. Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Russell Midcap(R) Index. Measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Russell 3000(R) Growth Index. Measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

Russell 3000(R) Value Index. Measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

Russell 1000(R) Growth Index. Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000(R) Value Index. Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000(R) Growth Index. Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000(R) Value Index. Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap(R) Growth Index. Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

Russell Midcap(R) Value Index. Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). The index is capitalization-weighted and is rebalanced monthly. Returns are calculated on a buy and hold basis.

Standard & Poor's MidCap 400 Index. The Standard & Poor's MidCap 400 Index is an unmanaged measure of 400 domestic stocks chosen for market size, liquidity and industry group representation.

Lipper Indexes: These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.

Lipper Growth and Income Fund Index. The Lipper Growth and Income Fund Index is a measure of the investment performance of mutual funds with a growth and income investment objective.

Lipper Growth Fund Index. The Lipper Growth Fund Index is a measure of the investment performance of mutual funds with a growth investment objective.

Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Bank Savings Account. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Nasdaq Composite Index. The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies.


Sources: Dow Jones & Company, Inc., Ibbotson Associates, Morgan Stanley Capital International, NAREIT, Frank Russell Company, Wilshire Associates Incorporated, Towers Data Systems, Lipper, Inc. and PIM-USA

21. APPENDIX C - OTHER PIONEER INFORMATION


The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.

As of December 31, 2001, Pioneer and its investment management affiliate, Pioneer Investment Management Limited, employed a professional investment staff of approximately 180.

Total assets of all Pioneer U.S. mutual funds at December 31, 2001, were approximately $19 billion representing 1,257,787 shareholder accounts, including 732,385 non-retirement accounts and 525,402 retirement accounts.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits

Amended Form N-1A
Exhibit Reference:

     (a)       1.   Agreement and Declaration of Trust (Delaware Business
                    Trust)(1)
     (a)       1.1  Establishment and Designation of Classes for Pioneer Cash
                    Reserves Fund(7)
     (b)       2.   By-laws (Delaware Business Trust)(1)
     (c)       4.   Specimen Stock Certificate(1)
     (d)       5.   Management Contract between Registrant, on behalf of each
                    series, and Pioneer Investment Management, Inc.(8)
     (e)       6.   Underwriting Agreement between Registrant, on behalf
                    of each series, and Pioneer Funds Distributor, Inc.(8)
     (e)       6.1  Dealer Sals Agreement (8)
     (f)       7.   None
     (g)       8.   Custodian Agreement with Brown Brothers Harriman & Co.(8)
     (h)       9.   Investment Company Service Agreement(6)
     (h)       9.1  Administration Agreement(4)
     (i)       10.  Opinion and Consent of Counsel(5)
     (j)       11.  Consent of Arthur Andersen LLP(8)
     (k)       12.  None
     (l)       13.  Stock Purchase Agreement(1)
     (m)       15.1 Amended Class A Rule 12b-1 Distribution Plan(2)
     (m)       15.2 Amended and Restated Class B Rule 12b-1 Distribution Plan
                    on behalf of Pioneer Cash Reserves Fund(8)
     (m)       15.3 Class C Rule 12b-1 Distribution Plan on behalf of Pioneer
                    Cash Reserves Fund(2)
     (n)       18.  Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Cash
                    Reserves Fund(8)
     (o)            Not applicable.
     (o)       19.  Code of Ethics.(8)
     N/A       20.  Powers of Attorney(8)


------------------------

(1) Incorporated by reference from the Registrant's Post-Effective Amendment No. 12 to the Registration Statement as filed electronically with the Securities and Exchange Commission ("SEC") on March 29, 1995 (Accession number 0000812195-95-000013).

(2) Incorporated by reference from the Registrant's Post-Effective Amendment No. 13 to the Registration Statement as filed electronically with the SEC on April 29, 1996 (Accession number 0000812195-96-000009).

(3) Incorporated by reference from the Registrant's Post-Effective Amendment No. 16 to the Registration Statement as filed electronically with the SEC on October 30, 1998 (Accession Number 0000812195-98-000010).

(4) Incorporated by reference from the Registrant's Post-Effective Amendment No. 17 to the Registration Statement as filed electronically with the SEC on February 18, 1999 (Accession Number 0000812195-99-000003).

(5) Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement as filed electronically with the SEC on April 29, 1999 (Accession Number 0000812195-99-000008).

(6) Incorporated by reference from the Registrant's Post-Effective Amendment No. 20 to the Registration Statement as filed electronically with the SEC on April 30, 2001 (Accession Number 0000812195-01-500004).

(7) Incorporated by reference from the Registrant's Post-Effective Amendment No. 21 to the Registration Statement as filed electronically with the SEC on August 28, 2001 (Accession Number 0000812195-01-500013).

(8)  Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

     Except for the Agreement and Declaration of Trust, dated March 7, 1995, the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities
Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109
Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

Daniel T. Geraci       Director                     Executive Vice President
                                                    and Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

Marcy L. Supovitz      Executive Vice President     None

Jennifer Brountas      Senior Vice President        None

Philip Haley           Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Jeffrey Saunders       Senior Vice President        None

Bruce R. Speca         Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Elizabeth A. Watson    Vice President, Compliance   None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary
The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of February, 2002.

                                             PIONEER MONEY MARKET TRUST



                                        By:  /s/ Daniel T. Geraci
                                             Daniel T. Geraci
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
/s/Daniel T. Geraci                                               )
Daniel T. Geraci                                                  )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Daniel T. Geraci             Dated: February 28, 2002)
         Daniel T. Geraci
         Attorney-in-fact


                                  EXHIBIT INDEX


Exhibit
Number  Document Title


     (d)       5.   Management Contract between Registrant, on behalf of each
                    series, and Pioneer Investment Management, Inc.
     (e)       6.   Underwriting Agreement between Registrant, on behalf
                    of each series, and Pioneer Funds Distributor, Inc.
     (e)       6.1  Dealer Sals Agreement
     (g)       8.   Custodian Agreement with Brown Brothers Harriman & Co.
     (j)       11.  Consent of Arthur Andersen LLP
     (m)       15.2 Amended and Restated Class B Rule 12b-1 Distribution Plan
                    on behalf of Pioneer Cash Reserves Fund
     (n)       18.  Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Cash
                    Reserves Fund
     (o)       19.  Code of Ethics.
     N/A       20.  Powers of Attorney